REVISED AND RESTATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Schedule of restated financial information

	Impact of correction of error
Twelve months ended December 31, 2024	As previously reported	Adjustments	As restated
Net cash used in operating activities of continuing operations	$(5,858,147)	$3,092,350	$(2,765,797)
Net cash provided by financing activities of continuing operations	$6,068,077	$(3,092,350)	$2,975,727